Schedule of financial instruments (Details) - BRL (R$) R$ in Millions		Dec. 31, 2021	Dec. 31, 2020
Loans And Receivables Including Cash [Member] | Cash And Cash Equivalent [Member]
IfrsStatementLineItems [Line Items]
Financial assets		R$ 8,274	R$ 8,711
Loans And Receivables Including Cash [Member] | Related Parties Assets [Member]
IfrsStatementLineItems [Line Items]
Financial assets		517	154
Loans And Receivables Including Cash [Member] | Trade Receivables And Other Receivables [Member]
IfrsStatementLineItems [Line Items]
Financial assets		1,589	1,614
Loans And Receivables Including Cash [Member] | Others Assets 1 [Member]
IfrsStatementLineItems [Line Items]
Financial assets		9	48
Loans And Receivables Including Cash [Member] | Financial Iinstruments Fair Value Hedge [Member]
IfrsStatementLineItems [Line Items]
Financial assets		1	11
Loans And Receivables Including Cash [Member] | Financial Instruments About Lease Fair Value Hedge [Member]
IfrsStatementLineItems [Line Items]
Financial assets		9	1
Loans And Receivables Including Cash [Member] | Suppliers Financial Instruments Fair Value Hedge [Member]
IfrsStatementLineItems [Line Items]
Financial assets		15
Loans And Receivables Including Cash [Member] | Others Assets [Member]
IfrsStatementLineItems [Line Items]
Financial assets		2
Loans And Receivables Including Cash [Member] | Trade Receivables With Credit Card Companies And Sales Vouchers [Member]
IfrsStatementLineItems [Line Items]
Financial assets		95	113
Loans And Receivables Including Cash [Member] | Others Assets 2 [Member]
IfrsStatementLineItems [Line Items]
Financial assets		28	28
Other Financial Liabilities Amortized Cost [Member] | Related Parties Liabilities [Member]
IfrsStatementLineItems [Line Items]
Financial liabilities		(467)	(194)
Other Financial Liabilities Amortized Cost [Member] | Trade Payables [Member]
IfrsStatementLineItems [Line Items]
Financial liabilities		(10,078)	(11,424)
Other Financial Liabilities Amortized Cost [Member] | Financing For Purchase Of Assets [Member]
IfrsStatementLineItems [Line Items]
Financial liabilities		(250)	(100)
Other Financial Liabilities Amortized Cost [Member] | Debentures [Member]
IfrsStatementLineItems [Line Items]
Financial liabilities		(4,613)	(4,598)
Other Financial Liabilities Amortized Cost [Member] | Borrowings And Financing [Member]
IfrsStatementLineItems [Line Items]
Financial liabilities		(3,973)	(4,247)
Other Financial Liabilities Amortized Cost [Member] | Lease [Member]
IfrsStatementLineItems [Line Items]
Financial liabilities		(6,118)	(8,372)
Fair Value Through Profit Or Loss [Member] | Borrowings And Financing Including Derivatives [Member]
IfrsStatementLineItems [Line Items]
Financial liabilities		(459)	(284)
Fair Value Through Profit Or Loss [Member] | Financial Instruments Fair Value Hedge [Member]
IfrsStatementLineItems [Line Items]
Financial liabilities		(7)	(22)
Fair Value Through Profit Or Loss [Member] | Financial Instruments About Lease Fair Value Hedge Liabilities Side [Member]
IfrsStatementLineItems [Line Items]
Financial liabilities			(2)
Fair Value Through Profit Or Loss [Member] | Suppliers Financial Instruments Fair Value Hedge Liabilities Side [Member]
IfrsStatementLineItems [Line Items]
Financial liabilities		(1)	(25)
Fair Value Through Profit Or Loss [Member] | Disco Group Put Option [Member]
IfrsStatementLineItems [Line Items]
Financial liabilities	[1]	R$ (701)	R$ (636)

[1]	See note 18.3.